UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2008
                                                --------------------
 Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
           -------------------------------------
Address:   11 Martine Avenue, 11th Floor
           -------------------------------------
           White Plains, New York 10606
           -------------------------------------



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
           -------------------------------------
Title:     President
           -------------------------------------
Phone:     914-683-1002
           -------------------------------------

 Signature, Place, and Date of Signing:

     Shelley F. Greenhaus             White Plains, New York     August 14, 2008
---------------------------------     ----------------------     ---------------
           [Signature]                   [City, State]              [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0
                                          ----------

Form 13F Information Table Entry Total:          19
                                          ----------

Form 13F Information Table Value Total:     106,261
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                                      FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
         --------           --------     --------    --------           --------       --------   --------         --------

                              TITLE                                                                            VOTING AUTHORITY
                               OF                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER
      NAME OF ISSUER          CLASS        CUSIP     (x $1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
      --------------        ---------      -----     ---------   -------   ---  ----  ----------  --------    ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
     ATP OIL & GAS CORP         COM     00208J 10 8   14,609      370,134  SH           SOLE                370,134
------------------------------------------------------------------------------------------------------------------------------------
    AMBASSADORS INTL INC        COM     023178 10 6        6        1,400  SH           SOLE                  1,400
------------------------------------------------------------------------------------------------------------------------------------
    AMBASSADORS INTL INC       NOTE
                             3.750%
                                4/1     023178 AA 4    8,772   16,550,000  PRN          SOLE             16,550,000
------------------------------------------------------------------------------------------------------------------------------------
  AMERICAN DENTAL PARTNERS      COM     025353 10 3    3,446      290,340  SH           SOLE                290,340
------------------------------------------------------------------------------------------------------------------------------------
          CHARMING              COM     161133 10 3      207       45,000  SH           SOLE                 45,000
        SHOPPES INC
------------------------------------------------------------------------------------------------------------------------------------
      COMCAST CORP NEW         CL A     20030N 10 1    6,355      335,000  SH           SOLE                335,000
------------------------------------------------------------------------------------------------------------------------------------
         ENER1 INC              COM
                                NEW     29267A 20 3    2,255      285,717  SH           SOLE                285,717
------------------------------------------------------------------------------------------------------------------------------------
       HUNTSMAN CORP            COM     447011 10 7    1,089       95,500  SH           SOLE                 95,500
------------------------------------------------------------------------------------------------------------------------------------
     NEXCEN BRANDS INC          COM     653351 10 6      117      208,049  SH           SOLE                208,049
------------------------------------------------------------------------------------------------------------------------------------
    PILGRIMS PRIDE CORP         COM     721467 10 8    8,646      665,598  SH           SOLE                665,598
------------------------------------------------------------------------------------------------------------------------------------
    PILGRIMS PRIDE CORP         COM     721467 10 8    7,154      550,700  SH   CALL    SOLE                550,700
------------------------------------------------------------------------------------------------------------------------------------
    PILGRIMS PRIDE CORP         COM     721467 10 8    4,837      372,400  SH   PUT     SOLE                372,400
------------------------------------------------------------------------------------------------------------------------------------
  PREMIER EXHIBITIONS INC       COM     74051E 10 2    1,175      258,745  SH           SOLE                258,745
------------------------------------------------------------------------------------------------------------------------------------
    SILICON GRAPHICS INC        COM
                                NEW     827056 30 0    6,530    1,185,082  SH           SOLE              1,185,082
------------------------------------------------------------------------------------------------------------------------------------
  SMITH & WESSON HLDG CORP      COM     831756 10 1    2,858      548,541  SH           SOLE                548,541
------------------------------------------------------------------------------------------------------------------------------------
    SMITHFIELD FOODS INC        COM     832248 10 8    2,177      109,500  SH           SOLE                109,500
------------------------------------------------------------------------------------------------------------------------------------
    STURM RUGER & CO INC        COM     864159 10 8    2,105      298,197  SH           SOLE                298,197
------------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF AMERICA LLC    COM     894174 10 1    1,203      529,843  SH           SOLE                529,843
------------------------------------------------------------------------------------------------------------------------------------
 FLEETWOOD ENTERPRISES INC     SDCV
                             5.000%
                               12/1     339099 AD 5   32,720   33,907,000  PRN          SOLE             33,907,000
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